Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments, fair value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2022 and 2021:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2022	2021	Balance Sheets Location	2022	2021
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$268	$660	Accrued payroll and other liabilities	$(1,147)	$(51)
Cross-currency interest rate swap	Derivative instruments	43,757	107,386	Derivative instruments	(581)	(2,898)
Subtotal		44,025	108,046		(1,728)	(2,949)
Derivatives not designated as hedging instruments
Cross-currency interest rate swap	Derivative instruments	38,031	—	Derivative instruments	(1,224)	—
Call Spread + Coupon-only swap	Derivative instruments	6,445	8,194	Derivative instruments	(16,703)	(12,473)
Call spread	Derivative instruments	3,626	4,791	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—	Derivative instruments	(9,874)	(7,555)
Sustainability-linked ESG Principal Only Swap	Derivative instruments	1,050	—	Derivative instruments	—	—
Subtotal		49,152	12,985		(27,801)	(20,028)
Total derivative instruments		$93,177	$121,031		$(29,529)	$(22,977)

Schedule of derivative instruments
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
JP Morgan Chase Bank, N.A.	BRL	108,000	13%	$	35,390	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%	$	30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%	$	30,000	6.29%	March 31/ September 30	September 2023
Citibank N.A.	BRL	112,738	13%	$	20,049	8.08%	March 31/ September 30	September 2023
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
BAML (i)	BRL	156,250	13.64%	$	50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%	$	50,000	6.91%	June 30/ December 31	September 2023

(i)Bank of America Merrill Lynch Banco Múltiplo S.A.
The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Notional	Call option written	Call option bought
Citibank S.A.	$	50,000	4.49	3.11	September 2023
JP Morgan S.A.	$	50,000	5.20	3.13	April 2027
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
Citibank S.A.	BRL	155,500	11.08%	$	50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%	$	50,000	6.91%	March 31/ September 30	April 2027

Type of derivative	Entity	Nominal Amount		Strike price		Maturity
		Currency	Notional	Call option bought	Call option written
Call Spread	JPMorgan	$	30,000	5.62	8.20	April 2027
Call Spread	Itaú Unibanco S.A. (i)	$	50,000	5.62	8.20	April 2027

Type of derivative	Entity	Payable			Receivable			Interest payment dates	Maturity
		Currency	Notional	Interest rate (ii)	Currency	Notional	Interest rate
Coupon-only swap	JPMorgan	BRL	168,690	CDI plus 2.42%	$	30,000	5.46%	April 30/ October 31	April 2027
Coupon-only swap	Itaú Unibanco S.A. (i)	BRL	281,150	CDI plus 2.47%	$	50,000	5.46%	April 30/ October 31	April 2027
Sustainability-linked ESG Principal Only Swap	Citibank S.A.	BRL	155,500	Fixed 0.88%	$	50,000	-	April 30/ October 31	April 2027

(i) Combination of call spread and coupon only swap into one agreement with Itaú Unibanco S.A
(ii) “CDI” Certificados de Depósitos Interbancários

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following table present the pretax amounts affecting income and other comprehensive income (loss) for the fiscal years ended December 31, 2022, 2021 and 2020 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative			Loss (Gain) Reclassified from Accumulated OCI into income (loss)(i)
	2022	2021	2020	2022	2021	2020
Forward contracts (i)	$(1,225)	$1,366	$904	$(263)	$507	$(1,895)
Cross-currency interest rate swaps (ii)	(31,174)	23,802	55,124	8,727	(8,564)	(37,376)
Call Spread (iii)	—	(2,593)	6,758	3,275	1,915	(18,153)
Coupon-only swap (iii)	—	1,093	8,604	(964)	(797)	(421)
Total	$(32,399)	$23,668	$71,390	$10,775	$(6,939)	$(57,845)

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)The net (loss) gain recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2022	2021	2020
Foreign currency exchange results	$(9,995)	$12,392	$40,353
Gain from derivative instruments (i)	5,907	—	—
Net interest expense and other financing results	(4,639)	(3,828)	(2,977)
Total	$(8,727)	$8,564	$37,376

(i) Related to the discontinued relationships of Cross-currency interest rate swaps during September 2022.

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(iii)    Agreements unwound in May 2021. The results recognized in income related to Call Spread agreements were recorded as an adjustment to “Foreign currency exchange results”. The results recognized in income related to Coupon-only agreements were recorded as an adjustment to “Net interest expense and other financing results”.